Share capital	9 Months Ended
Sep. 30, 2021
Share capital
Share capital

13.Share capital

Authorized share capital

Unlimited number of common shares without par value.

At September 30, 2021, the Company had 114,944,673 issued and outstanding common shares (December 31, 2020 – 89,309,563).

On December 21, 2020, the Company contracted with Stifel, Nicolaus & Company, Incorporated and Roth Capital Partners, LLC (each, an “Agent”, and collectively, the “Agents”) to sell common shares of the Company having an aggregate offering price of up to $100,000,000 through the Agents (the “Sales Agreement”). On February 8, 2021, the Company contracted with the Agents to sell additional common shares having an aggregate offering price of up to $100,000,000 through the Agents (the “December Sales Agreement”). On September 30, 2021, the Company contracted with the Agents to sell additional common shares having an aggregate offering price of up to $200,000,000 through the Agents (the “September Sales Agreement”).

In accordance with the terms of each of the Sales Agreement, the December Sales Agreement and the September Sales Agreement, the Company may offer and sell common shares from time to time through the Agent selected by the Company (the “Designated Agent”), acting as sales agent or, with consent of the Company, as principal. The common shares may be offered and sold by any method permitted by law deemed to be an “at the market” offering (the "ATM Offering ")  as defined in Rule 415 promulgated under the Securities Act, including sales made directly on or through the Nasdaq Capital Market on any other existing trading market for the common shares, and, if expressly authorized by the Company, in negotiated transactions.

From January 4 to January 8, 2021, the Company issued 6,741,420 common shares for the ATM Offering under the December Sales Agreement for gross proceeds of $46,558,988. Share issue costs related to the ATM Offering were $1,258,122.

From February 9 to March 12, 2021, the Company issued 13,624,075 common shares for the ATM Offering under the February Sales Agreement for gross proceeds of $99,999,996. Share issue costs related to the ATM Offering were $2,702,209.

As of September 30, 2021, no common shares were issued for the ATM Offering under the September Sales Agreement.

During the three months ended March 31, 2021, the Company issued 2,195,640 common shares for warrants exercised by investors for proceeds of $16,801,135.

During the three months ended June 30, 2021, the Company issued 88,774 common shares for warrants exercised by investors for proceeds of $404,354.

During the three months ended September 30, 2021, the Company issued 135,000 common shares for warrants exercised by investors for proceeds of $1,682,416.

During the three months ended March 31, 2021, the Company issued 1,058,724 common shares for options exercised by investors for proceeds of $449,459.

During the three months ended June 30, 2021, the Company issued 21,825 common shares for options exercised by investors for proceeds of $50,329.

During the three months ended September 30, 2021, the Company issued 1,375,400 common shares for options exercised by investors for proceeds of $645,750.

During the three months ended September 30, 2021, the Company issued 118,497 shares for restricted share units ("RSU's) exercised by officers and paid withholding tax of $184,274.

During the three months ended September 30, 2021, the Company issued 5,755 common shares for DSUs exercised by a director and paid cash $19,625 for a DSU settlement.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the three and nine months ended September 30, 2021 was based on the net loss attributable to common shareholders of $12,847,398 and $24,475,447, respectively (September 30, 2020 – $11,179,230 and $21,936,358 for three and nine months, respectively), and the weighted average number of common shares outstanding of 113,670,604 and 110,110,785, respectively (September 30, 2020 – 69,948,843 and 51,080,739, respectively). Fully diluted loss per share did not include the effect of 10,252,227 stock options (September 30, 2020 – 13,375,438), 11,604,402 warrants (September 30, 2020 – 20,603,396), 84,581 DSUs (September 30, 2020 – 44,623) and 649,473 RSUs (September 30, 2020 – 507,849) as the effect would be anti-dilutive.

Stock options

The Company adopted its 2020 Stock Incentive Plan (the “Stock Incentive Plan”) on July 9, 2020, which provides that the Board of Directors of the Company may,from time to time in its discretion, grant to directors, officers, employees and consultants of the Company certain stock-based compensation awards including non-transferable stock options to purchase common shares; provided that the number of common shares reserved for issuance under all awards will not exceed 30,000,000.  Such stock options may be exercisable for a period of up to 10 years from the date of grant. Stock options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless any exercise extension has been approved in advance by the Plan Administrator.

Stock options granted may vest based on terms and conditions set out in the stock option agreements themselves. On exercise, each stock option allows the holder to purchase one common share of the Company or to exchange common share of the Company without cash payment for the number of common shares calculated by a formula as set forth in the stock option agreement.

The changes in stock options during the nine months ended September 30, 2021 and the year ended December 31, 2020 are as follows:

	September 30, 2021		December 31, 2020
		Weighted		Weighted
		average		average
	Number of options	exercise price	Number of options	exercise price
Options outstanding, beginning	13,008,364	$2.14	12,908,315	$2.03
Options granted	1,300,604	5.13	1,790,000	3.47
Options exercised	(3,771,109)	1.58	(632,822)	1.83
Options forfeited/expired/cancelled	(285,632)	4.85	(1,057,129)	3.20
Options outstanding, ending	10,252,227	$2.68	13,008,364	$2.14

Details of stock options outstanding as at September 30, 2021 were as follows:

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30 CAD	0.71	1,327,273	1,327,273
$0.80 CAD	1.20	334,091	334,091
$2.00 CAD	2.61	85,104	85,104
$1.91	5.19	2,405,000	1,977,223
$2.45	4.85	1,250,000	1,250,000
$2.53	4.86	131,818	131,818
$2.62	1.98	700,000	700,000
$3.40	4.47	1,035,000	1,035,000
$3.41	5.81	1,179,708	648,054
$3.55	9.79	90,604	7,350
$3.77	6.74	240,000	137,090
$4.15	9.38	805,000	372,499
$5.00	2.17	193,629	193,629
$6.18	3.86	18,754	18,754
$7.23	6.28	225,000	93,754
$7.75	6.39	110,000	43,544
$9.60	3.27	121,246	114,176
		10,252,227	8,469,359

The weighted average grant date fair value of stock options granted during the nine months ended September 30, 2021 was $2.59 (September 30, 2020 – $2.16).

During the three and nine months ended September 30, 2021, the Company recognized stock-based compensation expense of $930,097 and $3,579,636, respectively (September 30, 2020 - $1,688,796 and $4,595,184 for three and nine months, respectively), for stock options granted.

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company or to exchange common share of the Company without cash payment for the number of common shares calculated by the formula set forth in the warrant agreement itself.

The changes in warrants during the nine months ended September 30, 2021 and the year ended December 31, 2020 are as follows:

	September 30, 2021		December 31, 2020
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	15,070,883	$4.01	20,603,396	$3.57
Warrants exercised	(2,690,005)	2.96	(5,387,200)	2.49
Warrants expired	(776,476)	6.89	(145,313)	1.49
Warrants outstanding, ending	11,604,402	$4.78	15,070,883	$4.01

At September 30, 2021, all warrants outstanding were exercisable. Details of warrants outstanding as at September 30, 2021 are as follows:

	Weighted average		Number of warrants
Exercise Price	contractual life		outstanding
Non-Transferable Warrants
$4.00 CAD - $16.00 CAD	0.40	years	6,006,146
$2.00 USD - $24.00 USD	2.38	years	1,096,988
Transferable Warrants
$4.25 USD	1.85	years	4,501,268
Warrants outstanding, ending	1.15	years	11,604,402

DSUs

DSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current Stock Incentive Plan. Each DSU will issue one common share of the Company or settle by equivalent cash to the holders of the DSU (Note 12).

The changes in DSUs during the nine months ended September 30, 2021 and the year ended December 31, 2020 are as follows:

	September 30, 2021		December 31, 2020
		Weighted average		Weighted average
	Number of DSU	exercise price	Number of DSU	exercise price
DSUs outstanding, beginning	44,623	$3.41	—	$—
DSUs granted	51,468	3.41	44,623	3.41
DSUs exercised	(11,510)	3.41	—	—
DSUs outstanding, ending	84,581	$3.41	44,623	$3.41

Details of DSUs outstanding as at September 30, 2021 are as follows:

	Weighted average	Number of DSUs	Number of DSUs
Deemed value	contractual life	outstanding	exercisable
$3.41	9.53	84,581	33,113

During the three and nine months ended September 30, 2021, the Company recognized stock-based compensation expense of $9,484 (September 30, 2020 - $152,164) for DSUs granted during the period.

RSUs

RSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current Stock Incentive Plan. RSUs are accounted for as equity-settled share-based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss over the vesting period.

The changes in RSUs during the three months ended September 30, 2021 and the year ended December 31, 2020 are as follows:

	September 30, 2021		December 31, 2020
		Weighted average		Weighted average
	Number of RSU	exercise price	Number of RSU	exercise price
RSUs outstanding, beginning	507,849	$3.44	—	$—
RSUs granted	450,442	3.41	507,849	3.44
RSUs exercised	(169,283)	3.44	—	—
RSUs expired	(139,535)	3.44
RSUs outstanding, ending	649,473	$3.44	507,849	$3.44

Details of RSUs outstanding as at September 30, 2021 are as follows:

	Weighted average	Number of RSUs	Number of RSUs
Deemed value	contractual life	outstanding	exercisable
$3.42	9.62	649,473	—

During the three and nine months ended September 30, 2021, the Company recognized stock-based compensation expense of ($105,608) and $428,202, respectively (September 30, 2020 - $ Nil and $548,538 for three and nine months), for RSUs granted during the period.